ENTITY WIDE DISCLOSURES (Schedule of Property, Plant and Equipment, Net by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 4,177	$ 2,563	$ 1,829
Americas (primarily the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	959	496	210
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	123	81	46
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 3,095	$ 1,986	$ 1,573